Accounting policies - Measurement of FA and FL and recognition of FV changes - Financial instruments categorized in Level 3 (Details) € in Millions, $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 MXV ( ) item	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Financial instruments
Level 3 maturity period threshold	20 years	20 years
CCS USD/Peso | Level 3
Financial instruments
Number of financial instruments	6	5
Notional amount | $	$ 39				$ 40
CCS USD/Peso | Level 3 | Minimum
Financial instruments
Maturity period	20 years
CCS 91 - day TIIE | Level 3
Financial instruments
Number of financial instruments		2
Notional amount |		250
IRS | Level 3
Financial instruments
Number of financial instruments	6	4
Notional amount | $			$ 772			$ 432
Maturity period		20 years
IRS | Level 3 | Maximum
Financial instruments
Maturity period	20 years
IRS 91-day TIIE | Level 3
Financial instruments
Number of financial instruments	4	4
Notional amount	$ 419					419
IRS 91-Day TIIE options | Level 3
Financial instruments
Number of financial instruments	1	2
Notional amount | $			2,345			2,395
EQ Options | Level 3
Financial instruments
Number of financial instruments		158
Notional amount | €				€ 7
IRS, Fully hedged | Level 3
Financial instruments
Number of financial instruments	3	3
Notional amount | $			$ 7,500			7,500
Loan, Held to collect and sell | Level 3
Financial instruments
Number of financial instruments		1
Notional amount | $						$ 2,865